Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On(4):
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(6)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)	Net Income (in thousands)	Ratio of NIDDA to Total Deposits(5)
2025	$7,437,175	$13,294,362	$2,322,703	$3,517,825	$150.72	$152.71	$268,353	31.0%
2024	$6,616,940	$7,276,186	$2,161,044	$2,336,784	$124.67	$143.38	$232,467	27.8%
2023	$5,962,451	$7,252,208	$1,982,852	$2,276,644	$102.05	$126.66	$178,671	25.8%
2022	$5,668,955	$1,808,813	$1,888,510	$911,001	$102.38	$127.17	$284,971	29.2%
2021	$5,913,787	$7,102,326	$2,001,319	$2,254,024	$124.39	$136.64	$414,984	30.5%

Named Executive Officers, Footnote	The PEO for each year reported was Rajinder P. Singh.
(2)The Non-PEO NEOs for fiscal years 2021-2024 were Thomas M. Cornish, Leslie N. Lunak, Rishi Bansal, and Jay D. Richards. For fiscal year 2025, the Non PEO NEOs included Thomas M. Cornish, Leslie N. Lunak, James G. Mackey, Rishi Bansal, and Jay D. Richards.

Peer Group Issuers, Footnote	The Peer Group Total Shareholder Return used for comparison is the KBW Nasdaq Regional Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the Company's Annual Report on Form 10-K for the year ended December 31, 2025. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 7,437,175	$ 6,616,940	$ 5,962,451	$ 5,668,955	$ 5,913,787
PEO Actually Paid Compensation Amount	13,294,362	7,276,186	7,252,208	1,808,813	7,102,326
Non-PEO NEO Average Total Compensation Amount	2,322,703	2,161,044	1,982,852	1,888,510	2,001,319
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,517,825	2,336,784	2,276,644	911,001	2,254,024
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs. These amounts reflect the amounts set forth in the "Total" column in the Summary Compensation Table with certain adjustments as shown in the table below. Equity fair values are calculated in accordance with FASB ASC Topic 718 and the valuation assumptions used to calculate equity fair values did not materially differ from those disclosed at the time of grant.

Year	Executive	Total Compensation for Covered fiscal year from Summary Compensation Table	Deduct: amount reported in "Stock Awards" column of the Summary Compensation Table	Add: FV as of FY-end of equity awards granted during the year that remain outstanding and unvested as of FY-end	Add: vesting date FV for any equity awards granted during the year that vested at the end of or during FY	Add: change as of end of FY in FV of equity awards granted in any prior year that are outstanding and unvested as of FY-end	Add: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	Deduct: FV at the end of the prior FY for equity awards granted in any prior year that failed to meet applicable vesting conditions during FY	Compensation actually paid
2025	PEO	$7,437,175	$(3,018,785)	$4,356,863	$666,010	$1,123,492	$2,729,607	$—	$13,294,362
	Non-PEO NEOs Average	$2,322,703	$(875,664)	$1,188,035	$126,686	$238,330	$517,735	$—	$3,517,825
2024	PEO	$6,616,940	$(3,018,792)	$3,048,261	$685,877	$(116,879)	$410,862	$(350,083)	$7,276,186
	Non-PEO NEOs Average	$2,161,044	$(802,972)	$848,770	$163,081	$(883)	$78,700	$(110,956)	$2,336,784
2023	PEO	$5,962,451	$(3,018,764)	$3,925,925	$757,857	$(190,295)	$273,487	$(458,453)	$7,252,208
	Non-PEO NEOs Average	$1,982,852	$(832,742)	$1,038,797	$180,189	$(52,173)	$68,718	$(108,997)	$2,276,644
2022	PEO	$5,668,955	$(3,018,821)	$2,053,894	$291,598	$(1,338,685)	$(260,333)	$(1,587,795)	$1,808,813
	Non-PEO NEOs Average	$1,888,510	$(843,345)	$590,226	$69,333	$(354,766)	$(61,448)	$(377,509)	$911,001
2021	PEO	$5,913,787	$(2,875,033)	$2,450,565	$345,969	$792,520	$474,518	$—	$7,102,326
	Non-PEO NEOs Average	$2,001,319	$(809,585)	$709,550	$82,272	$214,780	$55,688	$—	$2,254,024
(1) The Company does not have a defined benefit pension plan.
(2) No dividends were paid on unvested equity awards for any year reported.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO & Average Non-PEO NEOs Compensation Actually Paid & Company TSR

The following chart sets forth the relationship between the amount of Compensation Actually Paid to our PEO, the average amount of Compensation Actually Paid to our Non-PEO NEOs, and the Company's cumulative TSR over the five most recently completed fiscal years.

The chart above illustrates Compensation Actually Paid to the PEO and the average Non‑PEO NEOs generally increased in years when the Company’s TSR improved and declined in periods of weaker stock performance. Because a significant portion of executive compensation is equity‑based, year‑to‑year changes in the Company’s stock price and the fair value of outstanding equity awards materially influence CAP, resulting in variability across years. The Compensation Committee considers these outcomes over multi‑year periods when evaluating pay‑for‑performance alignment.

Compensation Actually Paid vs. Net Income
Relationship Between PEO & Average Non-PEO NEOs Compensation Actually Paid & Net Income

The following chart sets forth the amount of Compensation Actually Paid (“CAP”) to our principal executive officer (“PEO”), the average amount of CAP to our other named executive officers (“Non‑PEO NEOs”), and the Company’s net income over the five most recently completed fiscal years.

The chart above illustrates the relationship between CAP to the PEO, the average CAP to the Non‑PEO NEOs, and the Company’s net income over the period presented. As illustrated, CAP for both the PEO and the Non‑PEO NEOs is directionally aligned with the Company’s operating performance over the five‑year period, while also exhibiting year‑to‑year volatility. This volatility is not unexpected given the operating environment over the period, which included the onset and subsequent subsiding of the COVID‑19 pandemic, federal stimulus and quantitative easing followed by a rapid rise in interest rates and quantitative tightening, and the regional banking sector liquidity disruption in early 2023. These conditions contributed to volatility in the Company’s earnings and stock price. Because a significant portion of executive compensation is equity‑based, changes in stock price and operating performance also resulted in variability in CAP over the period presented.

The increase in CAP in 2025 primarily reflects the settlement of two previously granted performance share unit (“PSU”) award cycles during the year, which resulted from the Company’s transition from a four‑year to a three‑year long‑term incentive performance period. As described in the Compensation Discussion and Analysis, PSUs granted in 2022 and 2023 both concluded at the end of 2025 and were evaluated and settled following the Compensation Committee’s March 2026 meeting. Because CAP reflects the fair value of equity awards that vest during the year, the settlement of two PSU cycles in 2025 increased CAP for that year.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO & Average Non-PEO NEOs Compensation Actually Paid & the Ratio of NIDDA/Total Deposits

The ratio of non‑interest‑bearing demand deposits to total deposits (“NIDDA/Total Deposits”) is the Company‑Selected Measure included in the Pay Versus Performance table above and directly impacted Compensation Actually Paid (“CAP”), as it was a performance measure used in determining annual incentive plan (“AIP”) awards for 2023, 2024, and 2025. While TSR remains an important measure of long‑term shareholder outcomes, NIDDA/Total Deposits was selected as the Company‑Selected Measure because it is a core operating metric directly influenced by management execution and foundational to earnings durability and long‑term value creation.

NIDDA/Total Deposits is a key driver of the Company’s long‑term earnings performance and franchise value because it directly affects the Company’s cost of funds and net interest margin, which in turn directly impact net income and earnings per share. This measure is closely aligned with the Company’s most significant current strategic priority, growing and maintaining a high‑quality, low‑cost deposit base, and is a metric that is regularly discussed with the Company’s shareholders. The Company believes shareholders view NIDDA as an important indicator of earnings durability and long‑term value creation.

As reflected in the chart above, growth in the Company’s NIDDA ratio over the period presented corresponds with higher levels of CAP, consistent with the design of the Company’s incentive compensation program. In 2025, the Company achieved a NIDDA ratio of 31%, reflecting continued improvement from prior years and relative to the pre-established AIP performance framework. This performance contributed to AIP outcomes consistent with the plan’s pre‑established threshold, target and maximum payout framework and, accordingly, increased CAP for both the PEO and the Non‑PEO NEOs.
	The Company’s NIDDA performance in 2025 reflects disciplined execution against a long‑standing strategic focus on deposit quality and funding stability, particularly in a competitive and volatile operating environment. Over the five‑year period presented, the Company has demonstrated sustained progress in strengthening its deposit mix, supporting earnings durability and reduced reliance on higher‑cost wholesale funding sources. The Compensation Committee considered this sustained performance and its direct linkage to earnings quality and long‑term shareholder value in evaluating incentive outcomes.
Total Shareholder Return Vs Peer Group
Relationship Between Company TSR & KBW Nasdaq Regional Banking Index

The following chart compares the Company’s cumulative total shareholder return (“TSR”) for the five‑year period ended December 31, 2025 with that of the KBW Nasdaq Regional Banking Index, which the Company uses as its peer group for stock performance comparisons.

The chart above illustrates the Company’s TSR reflected periods of both outperformance and underperformance relative to the index over the five‑year period presented. Following an initial period of outperformance in 2021, the Company’s TSR declined in 2022 and remained relatively flat in 2023 amid broader volatility across the regional banking sector. In 2024 and 2025, the Company’s TSR improved, resulting in cumulative TSR that was generally aligned with the index over the full five‑year period. Consistent with the Company’s pay‑for‑performance philosophy, the Compensation Committee evaluates TSR over multi‑year periods and in the context of broader operating performance when assessing executive compensation outcomes.

Tabular List, Table
Performance measures the Company considered most important to the determination of compensation actually paid for 2025 include (the measures in this list are not ranked):

•Ratio of NIDDA/Total Deposits
•Net Interest Margin (NIM)
•TSR
•ROE
•Growth in non-interest income

Total Shareholder Return Amount	$ 150.72	124.67	102.05	102.38	124.39
Peer Group Total Shareholder Return Amount	152.71	143.38	126.66	127.17	136.64
Net Income (Loss)	$ 268,353,000	$ 232,467,000	$ 178,671,000	$ 284,971,000	$ 414,984,000
Company Selected Measure Amount | pURE	0.310	0.278	0.258	0.292	0.305
PEO Name	Rajinder P. Singh
Measure:: 1
Pay vs Performance Disclosure
Name	Ratio of NIDDA/Total Deposits
Measure:: 2
Pay vs Performance Disclosure
Name	Net Interest Margin (NIM)
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Measure:: 4
Pay vs Performance Disclosure
Name	ROE
Measure:: 5
Pay vs Performance Disclosure
Name	Growth in non-interest income
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,356,863	3,048,261	3,925,925	2,053,894	2,450,565
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,123,492	(116,879)	(190,295)	(1,338,685)	792,520
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	666,010	685,877	757,857	291,598	345,969
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,729,607	410,862	273,487	(260,333)	474,518
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(350,083)	(458,453)	(1,587,795)	0
PEO | Stock awards per SCT table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,018,785)	(3,018,792)	(3,018,764)	(3,018,821)	(2,875,033)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,188,035	848,770	1,038,797	590,226	709,550
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	238,330	(883)	(52,173)	(354,766)	214,780
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	126,686	163,081	180,189	69,333	82,272
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	517,735	78,700	68,718	(61,448)	55,688
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(110,956)	(108,997)	(377,509)	0
Non-PEO NEO | Stock awards per SCT table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (875,664)	$ (802,972)	$ (832,742)	$ (843,345)	$ (809,585)